UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2019 (Unaudited)

COMMON STOCKS (5.4%)	Shares		Value

Energy (0.9%)
Cameco Corp.	500,000		$4,625,000
YPF Sociedad Anonima Class D - ADR	232,296		2,232,364
Total Energy			6,857,364

Financials (0.4%)
Grupo Financiero Galicia S.A. - ADR	231,024		3,086,481

Health Care (4.1%)
GW Pharmaceuticals plc - ADR (a)	7,000		714,770
NantHealth, Inc. (a)	81,870		96,607
NuCana plc - ADR (a)	527,487		4,515,289
Optinose, Inc. (a)	391,607		3,657,609
UroGen Pharma Ltd. (a)	622,923		19,709,284
Urovant Sciences Ltd. (a)	219,975		2,485,717
Total Health Care			31,179,276

TOTAL COMMON STOCKS (Cost $41,840,632)			$41,123,121

EXCHANGE TRADED FUNDS (3.6%)
iShares iBoxx High Yield Corporate Bond ETF	68,271		5,935,481
iShares iBoxx Investment Grade Corporate Bond ETF	52,400		6,705,628
iShares J.P. Morgan USD Emerging Markets Bond ETF	36,742		4,119,513
iShares National Muni Bond ETF	44,000		5,018,200
United States Natural Gas Fund LP	2,500		44,575
Vanguard High Yield Dividend Yield Fund ETF	58,898		5,404,480
TOTAL EXCHANGE TRADED FUNDS (Cost $26,989,327)			$27,227,877

PREFERRED STOCKS (0.0%) (b)
Federal Home Loan Mortgage Corp. (a), 5.57%, Series V	6,026		54,174
Federal Home Loan Mortgage Corp. (a), 7.875%, (3 month U.S. LIBOR + 4.16%) (c), December 31, 2022, Series Z	5,881		61,750
Federal National Mortgage Association (a), 7.75% (3 month U.S. LIBOR +4.23%) (c), December 31, 2020 (b), Series S	11,690		124,382
TOTAL PREFERRED STOCKS (Cost $266,900)			$240,306

OPTIONS PURCHASED (5.2%) (a)
	Contracts	Notional
Call Options Purchased (1.9%)
iShares MSCI Emerging Markets ETF, Expires December 20, 2019 at $44.00	2,000	8,456,200 USD	27,000
S&P 500 Index, Expires December 20, 2019 at $3,050.00	90	28,268,820 USD	942,750
S&P 500 Index, Expires December 20, 2019 at $3,100.00	1,200	376,917,600 USD	7,494,000
S&P 500 Index, Expires December 20, 2019 at $3,220.00	1,200	376,917,600 USD	432,000
S&P 500 Index, Expires March 20, 2020 at $3,300.00	1,000	314,098,000 USD	2,120,000
SPX Volatility Index, Expires December 18, 2019 at $19.00	15,000	18,930,000 USD	600,000
SPX Volatility Index, Expires December 18, 2019 at $20.00	15,000	18,930,000 USD	525,000
SPX Volatility Index, Expires December 18, 2019 at $27.00	15,000	18,930,000 USD	187,500
SPX Volatility Index, Expires February 19, 2020 at $18.00	8,000	10,096,000 USD	1,840,000
SX7E Index, Expires December 20, 2019 at $97.50	6,000	27,960,000 EUR	140,479
SX7E Index, Expires January 17, 2020 at $102.50	6,000	27,960,000 EUR	99,162
VanEck Vectors Semiconductor ETF, Expires December 6, 2019 at $137.00	1,000	13,291,000 USD	23,500
Total Call Options Purchased (Premiums paid $9,605,437)			14,431,391

Put Options Purchased (1.6%)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires December 6, 2019 at $16.00	15,000	24,810,000 USD	360,000
iShares MSCI EAFE ETF, Expires March 20, 2020 at $58.00	3,333	22,724,394 USD	64,993
NKY Index, Expires December 13, 2019 at $22,125.00	700	135,300,431 EUR	153,537
S&P 500 EMINI Option Futures, Expires December 20, 2019 at $3,000.00	2,000	300,000,000 USD	650,000
S&P 500 Index, Expires December 4, 2019 at $3,075.00	1,600	502,556,800 USD	265,600
S&P 500 Index, Expires December 9, 2019 at $2,920.00	1,250	392,622,500 USD	93,750
S&P 500 Index, Expires March 20, 2020 at $2,650.00	1,200	376,917,600 USD	1,710,000
S&P 500 Index, Expires March 20, 2020 at $2,900.00	300	94,229,400 USD	1,123,500
S&P 500 Index, Expires March 20, 2020 at $2,950.00	1,200	376,917,600 USD	5,406,000
SPX Volatility Index, Expires December 18, 2019 at $14.00	12,000	15,144,000 USD	1,380,000
SPX Volatility Index, Expires January 22, 2020 at $14.00	12,000	15,144,000 USD	780,000
VanEck Vectors Semiconductor ETF, Expires December 6, 2019 at $127.00	5,000	66,455,000 USD	95,000
Total Put Options Purchased (Premiums paid $15,038,235)			12,082,380

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)
			Notional /
	Contracts	Counterparty	Vega Notional	Value
Over the Counter Options Purchased (1.5%)
AUD / USD & USD / CAD Dual Digital, Expires January 30, 2020 (d)	-	UBS	4,000,000 USD	$160,988
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (e) ^	-	MS	80,000,000 USD	399,600
Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020 (e) ^	-	CITI	25,000,000 USD	381,700
EUR / GBP & EUR / CHF Dual Digital, Expires January 23, 2020 (f)	-	CS	3,000,000 EUR	232,111
EUR / USD & USD / CHF Dual Digital, Expires December 20, 2019 (g)	-	DB	6,000,000 USD	119,868
EUR / USD & USD / COP & USD / BRL Worst of Put, Expires April 20, 2020 (h)	-	CITI	100,000,000 USD	182,800
EUR / USD & USD / JPY Dual Binary, Expires December 19, 2019 (i)	-	MS	6,000,000 USD	64,092
EUR / USD & USD / MXN Dual Digital, Expires December 9, 2019 (j)	-	CITI	6,000,000 USD	64,728
EUR / USD & USD / RUB & USD / IDR Worst of Put, Expires January 20, 2020 (k)	-	DB	132,000,000 USD	987,756
GBP Call / USD Put Binary, Expires March 13, 2020 at 1.435 USD	-	MS	2,000,000 GBP	90,264
GBP / USD & EUR / USD Dual Digital, Expires February 19, 2020 (l)	-	DB	5,000,000 USD	465,725
GBP/ USD Volatility Swap Put, 10.5% Strike, Expires February 6, 2020	-	DB	200,000 USD	575,641
SPX Knock-Out Put, Expires January 17, 2020 at $3,050.00 (m)	-	CITI	35,000 USD	257,882
SPX & US10Y Dual Digital, Expires December 18, 2020 (n)	-	CITI	5,500,000 USD	1,177,918
SPX Index Double No-Touch, Expires February 21, 2020 (o)	-	CS	3,000,000 USD	329,805
SX5E Dividend Points Index, Expires December 18, 2020 at 115.00 pts	400,000	SG	46,960,000 EUR	105,772
SX5E Dividend Points Index, Expires December 18, 2020 at 115.00 pts	300,000	CS	35,220,000 EUR	79,329
SX5E Dividend Points Index, Expires December 16, 2022 at 105.00 pts	100,000	SG	11,740,000 EUR	1,820,165
SX5E & EUR / USD Dual Digital, Expires December 20, 2019 (p)	-	DB	5,800,000 USD	408,517
SX5E Digital Call, Expires December 17, 2021 at $4,000.00	-	CITI	3,000,000 EUR	850,938
SX5E Digital Call, Expires December 17, 2021 at $4,000.00	-	UBS	5,000,000 EUR	1,418,230
TRY Call / EUR Put Digital, Expires January 24, 2020 at 6.25 TRY	-	DB	2,000,000 EUR	364,324
TRY Call / USD Put, Expires December 20, 2019 at 5.75 TRY (q)	-	MS	50,000,000 USD	258,750
USD / MXN & USD / ZAR & USD / JPY Worst of Basket, Expires December 20, 2019 (r)	-	MS	120,000,000 USD	37,080
USD Call / EUR Put Binary, Expires May 26, 2021 at 1.05 EUR	-	CS	3,000,000 EUR	362,319
USD Call / SAR Put Binary, Expires February 24, 2020 at 4.2 SAR	-	MS	5,000,000 USD	-
XAU & USD / CNH Dual Digital, Expires December 10, 2019 (s)	-	CITI	5,000,000 USD	149,915
XAU Knock-Out Call, Expires January 13, 2020 at $1,550.00 (t)(v)	-	CITI	60,000 ounces	118,266
Total Over the Counter Options Purchased (Premiums paid $12,366,949)				11,464,483

Currency Options Purchased (0.2%)
GBP Call / USD Put, Expires January 3, 2020 at 1.325 USD	-	CITI	120,000,000 GBP	755,800
USD Calll / JPY Put, Expires December 23, 2019 at 108.2 JPY	-	DB	150,000,000 USD	288,750
Total Currency Options Purchased (Premiums paid $950,959)				1,044,550

TOTAL OPTIONS PURCHASED (Premiums paid $37,961,580)				$39,022,804
	Shares
SHORT-TERM INVESTMENTS (48.2%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 1.53% (u)	350,645,254			350,645,254
STIT Invesco Government & Agency Portfolio - Institutional Class, 1.53% (u) (v)	13,175,475			13,175,475
TOTAL SHORT-TERM INVESTMENTS (Cost $363,820,729)				$363,820,729

TOTAL INVESTMENTS (62.4%) (Cost $470,879,168)				$471,434,837

OTHER ASSETS IN EXCESS OF LIABILITIES (37.6%)				283,865,386
TOTAL NET ASSETS (100.0%)				$755,300,223

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CS - Credit Suisse, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley

Reference entity abbreviations: SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, US10Y - U.S. 10 Year Treasury, XAU - Gold Spot Rate

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) All Federal Home Loan Mortgage Corp. and Federal National Mortgage Association are callable. The date disclosed is the next call date. If no date, issue is callable at any time.

(c) Variable Rate security. Rates disclosed as of November 30, 2019.

(d) Payment from counterparty is received if the AUD/USD exchange rate is above 0.6943 and the USD/CAD exchange rate is above 1.3310 at expiration.

(e) Terms and underlying basket components are listed on the following page.

(f) Payment from counterparty is received if the EUR/GBP exchange rate is below 0.8368 and the EUR/CHF exchange rate is above 1.1124 at expiration.

(g) Payment from counterparty is received if the EUR/USD exchange rate is below 1.0826 and the USD/CHF exchange rate is below 0.9833 at expiration.

(h)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the return is negative, the option will expire worthless.
       1. EUR / USD 1.14 strike.
       2. USD / COP 3450 strike.
       3. USD / BRL 4.10 strike.

(i) Payment from counterparty is received if the EUR/USD exchange rate is below 1.09 and the USD/JPY exchange rate is below 107.00 at expiration.

(j) Payment from counterparty is received if the EUR/USD exchange rate is below 1.0950 and the USD/MXN exchange rate is below 19.25 at expiration.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

(k)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the return is negative, the option will expire worthless.
       1. EUR / USD 1.1559 strike.
       2. USD / RUB 64.964 strike.
       3. USD / IDR 14,377 strike.

(l) Payment from counterparty is received if the GBP/USD exchange rate is above 1.3305 and the EUR/USD exchange rate is below 1.1080 at expiration.

(m)  Option includes a knock-out barrier at the S&P 500 Index price of $2,800. The option can no longer be exercised if the S&P 500 Index trades at or below this level during market hours on or before expiration.

(n) Payment from counterparty is received if the SPX Index is below 3,517.64 and the U.S. 10 Year Treasury is less than at-the-money-forward at 1.6717% at expiration.

(o)  Option includes Double-no touch barriers. Option pays notional amount if SPX Index remains between 2,900.00 and 3,200.00 through maturity. If the underlying index touches either barrier at any time, the option will expire worthless.

(p) Payment from counterparty is received if the SX5E Index is below 3,050.00 and the EUR/USD exchange rate is at or below 1.11 at expiration.

(q) Option includes reverse knock-out barrier at the TRY/USD exchange rate of 5.10. If exchange rate decreases below the barrier, the option becomes worthless.

(r)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the return is negative, the option will expire worthless.
       1. USD / MXN Call 19.1050 strike.
       2. USD / ZAR Call 14.5825 strike.
       3. USD / JPY Put 108.56 strike.

(s) Payment from counterparty is received if the XAU rate is above 1,550.00 and the USD/CNH exchange rate is above 7.20 at expiration.

(t) Option includes a knock-out barrier at XAU rate of $1,675.00. The option can no longer be exercised if XAU rate is at or above this level during market hours on or before expiration.

(u) Rate quoted is seven-day yield at period end.

(v) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Effective January 10, 2018 Notional: $80,000,000
	Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1110.14	USD
Analog Devices, Inc.	90.11	USD
Apple, Inc.	174.29	USD
Aptiv plc	90.46	USD
Bayerische Motoren Werke AG	89.40	EUR
BP plc	530.50	GBP
Continental AG	242.40	EUR
Daimler AG-REG	74.15	EUR
Ford Motor Co.	13.03	USD
General Motors Co.	43.00	USD
Hitachi Ltd.	917.50	JPY
Honda Motor Corp	4102.00	JPY
Infineon Technologies AG	24.57	EUR
Michelin	128.85	EUR
Nidec Corp	16865.00	JPY
Progressive Corp	55.68	USD
Renault SA	88.09	EUR
Royal Dutch Shell plc - Class A	2557.00	GBP
SKF AB - Class B	187.50	SEK
Tesla, Inc.	334.80	USD
The Allstate Corp	100.43	USD
The Goodyear Tire & Rubber Co.	33.47	USD
Toyota Motor Corp	7706.00	JPY
Umicore S.A.	43.62	EUR
Valeo S.A.	65.68	EUR
Volkswagen AG-PREF	178.20	EUR

Citi Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020
Effective November 28, 2018 Notional: $25,000,000
	Initial Price Level
Security	at November 28, 2018

Bank of America Corp.	28.43	USD
Wells Fargo & Co.	54.35	USD
JPMorgan Chase & Co.	110.94	USD
Morgan Stanley	45.31	USD
The Goldman Sachs Group, Inc.	198.35	USD

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

SECURITIES SOLD SHORT (-0.4%)		Shares		Value

EXCHANGE TRADED FUNDS (-0.4%)
iShares MSCI EAFE ETF		(6,978)		$(475,760)
Invesco DB US Dollar Bullish Fund ETF		(16,200)		(435,942)
VanEck Vectors J.P. Morgan Emerging Market Local Currency Bond ETF		(54,272)		(1,788,262)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,678,801)				$(2,699,964)

WRITTEN OPTIONS (-4.0%)
		Contracts	Notional
Call Options Written (-2.1%)
iShares MSCI Emerging Markets ETF, Expires December 20, 2019 at $41.00		(2,000)	(8,456,200) USD	(334,000)
S&P 500 Index, Expires December 20, 2019 at $2,950.00		(90)	(28,268,820) USD	(1,782,450)
S&P 500 Index, Expires December 20, 2019 at $3,160.00		(2,400)	(753,835,200) USD	(5,220,000)
S&P 500 Index, Expires January 17, 2020 at $3,000.00		(250)	(78,524,500) USD	(4,157,500)
SPX Volatility Index, Expires April 15, 2020 at $28.00		(694)	(875,828) USD	(72,870)
SPX Volatility Index, Expires December 18, 2019 at $23.00		(30,000)	(37,860,000) USD	(675,000)
SPX Volatility Index, Expires December 18, 2019 at $25.00		(15,000)	(18,930,000) USD	(262,500)
SPX Volatility Index, Expires December 18, 2019 at $29.00		(7,500)	(9,465,000) USD	(56,250)
SPX Volatility Index, Expires February 19, 2020 at $23.00		(16,000)	(20,192,000) USD	(2,000,000)
SPX Volatility Index, Expires January 22, 2020 at $15.00		(3,000)	(3,786,000) USD	(750,000)
SPX Volatility Index, Expires January 22, 2020 at $26.00		(270)	(340,740) USD	(14,850)
SPX Volatility Index, Expires March 18, 2020 at $30.00		(278)	(350,836) USD	(20,850)
SPX Volatility Index, Expires May 20, 2020 at $29.00		(694)	(875,828) USD	(74,605)
VanEck Vectors Semiconductor ETF, Expires December 6, 2019 at $133.00		(1,000)	(13,291,000) USD	(152,000)
Total Call Options Written (Premiums received $10,520,038)				(15,572,875)

Put Options Written (-1.6%)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires December 6, 2019 at $16.50		(6,000)	(9,924,000) USD	(303,000)
iShares iBoxx High Yield Corporate Bond ETF, Expires December 20, 2019 at $85.00		(5,000)	(43,470,000) USD	(60,000)
iShares iBoxx High Yield Corporate Bond ETF, Expires March 20, 2020 at $82.00		(5,556)	(43,303,864) USD	(222,240)
iShares iBoxx High Yield Corporate Bond ETF, Expires May 15, 2020 at $83.00		(1,111)	(9,659,034) USD	(96,102)
iShares J.P. Morgan USD Emerging Markets Bond, Expires December 20, 2019 at $112.00		(3,250)	(36,439,000) USD	(308,750)
iShares J.P. Morgan USD Emerging Markets Bond, Expires January 17, 2020 at $111.00		(1,111)	(12,456,532) USD	(83,325)
iShares J.P. Morgan USD Emerging Markets Bond, Expires March 20, 2020 at $110.00		(1,111)	(12,456,532) USD	(127,765)
iShares MSCI EAFE ETF, Expires March 20, 2020 at $61.00		(3,333)	(22,724,394) USD	(126,654)
NKY Index, Expires December 13, 2019 at $21,625.00		(700)	(135,300,431) EUR	(67,172)
S&P 500 EMINI Option Futures, Expires December 20, 2019 at $2,900.00		(2,000)	(290,000,000) USD	(267,500)
S&P 500 Index, Expires December 4, 2019 at $3,035.00		(1,600)	(502,556,800) USD	(121,600)
S&P 500 Index, Expires December 9, 2019 at $2,860.00		(1,250)	(392,622,500) USD	(56,250)
S&P 500 Index, Expires January 17, 2020 at $2,900.00		(250)	(78,524,500) USD	(276,250)
S&P 500 Index, Expires March 20, 2020 at $2,550.00		(300)	(94,229,400) USD	(283,500)
S&P 500 Index, Expires March 20, 2020 at $2,800.00		(2,400)	(753,835,200) USD	(6,180,000)
SPX Volatility Index, Expires April 15, 2020 at $16.00		(424)	(535,088) USD	(62,540)
SPX Volatility Index, Expires December 18, 2019 at $12.50		(12,000)	(15,144,000) USD	(450,000)
SPX Volatility Index, Expires December 18, 2019 at $13.00		(12,000)	(15,144,000) USD	(720,000)
SPX Volatility Index, Expires February 19, 2020 at $16.00		(12,000)	(15,144,000) USD	(1,680,000)
SPX Volatility Index, Expires January 22, 2020 at $12.50		(12,000)	(15,144,000) USD	(240,000)
SPX Volatility Index, Expires May 20, 2020 at $15.00		(694)	(875,828) USD	(72,870)
VanEck Vectors Semiconductor ETF, Expires December 6, 2019 at $122.00		(5,000)	(66,455,000) USD	(32,500)
Total Put Options Written (Premiums received $17,547,790)				(11,838,018)

	Counterparty
Over the Counter Options Written (-0.3%)
EUR Call / USD Put Binary, Expires May 26, 2021 at 1.2 EUR	CS	-	(3,000,000) EUR	(550,686)
SPX Index One-Touch, Expires January 17, 2020 (a)	UBS	-	(1,300,000) USD	(137,832)
SPX Index Knock-In Put, Expires January 17, 2020 at $2,950.00 (b)	SG	(300)	(94,229,400) USD	(716,721)
SX5E Dividend Points Index, Expires December 16, 2022 at 90.00 pts.	SG	(100,000)	(11,740,000) EUR	(159,209)
SX5E Dividend Points Index, Expires December 16, 2022 at 115.00 pts.	SG	(100,000)	(11,740,000) EUR	(1,002,633)
Total Over the Counter Options Written (Premiums received $6,293,646)				(2,567,081)

Currency Options Written (-0.0%)
GBP Call / USD Put, Expires January 3, 2020 at 1.35 USD	CITI	-	(120,000,000) GBP	(259,952)
Total Currency Options Written (Premiums received $256,191)

TOTAL WRITTEN OPTIONS (Premiums received $34,617,665)				$(30,237,926)

Counterparty abbreviations: CS - Credit Suisse, CITI - Citigroup, SG - Societe Generale

Reference entity abbreviations: SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index

(a)  Option includes a one-touch barrier. Option pays notional amount if SPX Index remains at or below 2,850.00 at expiration. Otherwise, the option becomes worthless.
(b)  Option includes a knock-in barrier at the S&P 500 Index price of $2,550.00. The option can be excercised only if the S&P 500 Index falls below $2,550.00 before January 17, 2020.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid/ (Received)	Unrealized Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$19,000,000	(174,401)	$446,719	$(621,120)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(136,534)	(59,202)	(77,332)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(92,445)	(31,408)	(61,037)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(403,380)	$356,109	$(759,489)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% June 20, 2023 S KOREA − Republic of Korea 7.125% September 20, 2020

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional		Unrealized Gain / (Loss)
BAML	MLBX4SX6 (b)	1.40%	Monthly	6/17/2020	19,027,905	USD	$-
BAML	MLBX4SX6 (b)	1.40%	Monthly	3/13/2020	35,780,190	USD	-
BAML	MLBX4SX6 (b)	1.40%	Monthly	5/1/2020	21,647,015	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/13/2020	23,355,002	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/20/2020	21,231,820	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	5/1/2020	21,306,131	USD	-
SG	SGI CODA LSX 5x Index (b)	-	At Maturity	8/10/2020	75,000,000	USD	226,900
SG	SGI W US Gravity Index	0.50%	Monthly	8/24/2020	45,000,000	USD	(73,868)

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$153,032

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, SG - Societe Generale

(a) The following tables provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

MLBX4SX6, MLBX5HC1 - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
WTI Crude Futures Jan 2020	(569)	$ (31,365,699)	5.6%	WTI Crude Futures May 2020	385	$ 20,963,594	5.1%
WTI Crude Futures Mar 2020	536	29,484,846	5.2%	WTI Crude Futures Jan 2020	(378)	(20,829,342)	5.1%
Brent Crude Futures Mar 2020	(464)	(27,780,954)	5.0%	Brent Crude Futures May 2020	(321)	(18,904,709)	4.6%
Brent Crude Futures Apr 2020	447	26,512,478	4.7%	Brent Crude Futures Jul 2020	324	18,856,787	4.6%
Natural Gas Futures Jan 2020	(1,052)	(23,976,016)	4.3%	Natural Gas Futures May 2020	858	18,448,324	4.5%
Natural Gas Futures Mar 2020	1,054	23,177,767	4.1%	Natural Gas Futures Jan 2020	(749)	(17,075,284)	4.2%
Corn Futures Mar 2020	(1,117)	(21,300,025)	3.8%	Copper Futures May 2020	242	16,183,977	4.0%
Soybean Futures Jan 2020	(473)	(20,715,040)	3.7%	Copper Futures Mar 2020	(243)	(16,169,049)	4.0%
Soybean Futures May 2020	433	19,631,788	3.5%	Corn Futures Mar 2020	(784)	(14,942,140)	3.7%
Corn Futures May 2020	1,014	19,555,773	3.5%	Corn Futures May 2020	772	14,890,201	3.6%
Live Cattle Futures Feb 2020	(301)	(15,187,756)	2.7%	Soybean Futures May 2020	322	14,596,760	3.6%
LME Pri Alum Futures Jan 2020	(339)	(14,952,537)	2.7%	Soybean Futures Jan 2020	(331)	(14,518,689)	3.5%
LME Pri Alum Futures Mar 2020	318	14,096,498	2.5%	Live Cattle Futures Apr 2020	(195)	(9,869,916)	2.4%
Live Cattle Futures Jun 2020	289	13,630,754	2.4%	Live Cattle Futures Jun 2020	209	9,851,908	2.4%
Soybean Oil Futures Jan 2020	(658)	(12,066,303)	2.2%	LME Pri Alum Futures Jan 2020	(202)	(8,910,351)	2.2%
LME Nickel Futures Jan 2020	(147)	(12,033,624)	2.1%	LME Pri Alum Futures May 2020	199	8,871,424	2.2%
Wheat Futures (CBT) Mar 2020	(441)	(11,932,881)	2.1%	Soybean Oil Futures May 2020	452	8,446,713	2.0%
Wheat Futures (CBT) Jul 2020	433	11,741,270	2.1%	Soybean Oil Futures Jan 2020	(460)	(8,445,614)	2.0%
Sugar #11 (World) Mar 2020	(801)	(11,607,338)	2.1%	Wheat Futures (CBT) Mar 2020	(301)	(8,154,354)	2.0%
LME Nickel Futures Mar 2020	139	11,383,583	2.0%	Wheat Futures (CBT) May 2020	298	8,128,714	2.0%
Soybean Oil Futures May 2020	608	11,369,415	2.0%	LME Nickel Futures May 2020	96	7,871,370	1.9%
Soybean Meal Futures Jan 2020	(387)	(11,352,014)	2.0%	Soybean Meal Futures May 2020	261	7,852,479	1.9%
Sugar #11 (World) May 2020	748	10,877,474	1.9%	LME Nickel Futures Jan 2020	(96)	(7,835,874)	1.9%
Soybean Meal Futures May 2020	356	10,730,596	1.9%	Soybean Meal Futures Jan 2020	(266)	(7,787,639)	1.9%
LME Zinc Futures Jan 2020	(186)	(10,598,120)	1.9%	Sugar #11 (World) Mar 2020	(536)	(7,770,748)	1.9%
Coffee 'C' Futures Mar 2020	(233)	(10,406,412)	1.9%	Sugar #11 (World) May 2020	532	7,726,997	1.9%
Low Sulphur Gasoil Futures Jan 2020	(175)	(10,007,867)	1.8%	Low Sulphur Gasoil Futures Jan 2020	(121)	(6,899,325)	1.7%
LME Zinc Futures Mar 2020	176	9,959,929	1.8%	Low Sulphur Gasoil Futures May 2020	122	6,887,146	1.7%
Gasoline RBOB Futures Jan 2020	(146)	(9,769,561)	1.7%	LME Zinc Futures May 2020	117	6,601,812	1.6%
Coffee 'C' Futures May 2020	208	9,461,309	1.7%	LME Zinc Futures Jan 2020	(115)	(6,595,139)	1.6%
Low Sulphur Gasoil Futures Mar 2020	165	9,404,374	1.7%	Gasoline RBOB Futures May 2020	89	6,575,023	1.6%
Gasoline RBOB Futures Mar 2020	138	9,305,530	1.7%	Gasoline RBOB Futures Jan 2020	(98)	(6,573,983)	1.6%
NY Harbor ULSD Futures Jan 2020	(105)	(8,300,871)	1.5%	Coffee 'C' Futures Mar 2020	(144)	(6,412,455)	1.6%
NY Harbor ULSD Futures Mar 2020	100	7,812,740	1.4%	Coffee 'C' Futures May 2020	141	6,393,760	1.6%
Lean Hogs Futures Feb 2020	(271)	(7,382,111)	1.3%	NY Harbor ULSD Futures May 2020	74	5,688,725	1.4%
Lean Hogs Futures Apr 2020	211	6,230,665	1.1%	NY Harbor ULSD Futures Jan 2020	(72)	(5,679,084)	1.4%
Cotton No.2 Futures Mar 2020	(141)	(4,622,022)	0.8%	Lean Hogs Futures Jun 2020	131	4,487,082	1.1%
Cotton No.2 Futures May 2020	138	4,568,539	0.8%	Lean Hogs Futures Apr 2020	(150)	(4,439,994)	1.1%
KC HRW Wheat Futures Mar 2020	(186)	(4,167,197)	0.7%	Cotton No.2 Futures Mar 2020	(97)	(3,169,492)	0.8%
KC HRW Wheat Futures Jul 2020	176	4,063,293	0.7%	Cotton No.2 Futures May 2020	95	3,161,041	0.7%
WTI Crude Futures Apr 2020	38	2,080,786	0.4%	KC HRW Wheat Futures May 2020	122	2,778,351	0.7%
Brent Crude Futures May 2020	31	1,838,581	0.3%	KC HRW Wheat Futures Mar 2020	(124)	(2,773,359)	0.7%
LME Copper Futures Apr 2020	12	1,752,350	0.3%	Natural Gas Futures Mar 2020	1	27,091	0.0%
LME Copper Futures Mar 2020	(11)	(1,592,794)	0.3%	WTI Crude Futures Mar 2020	0 *	12,484	0.0%
Natural Gas Futures Jun 2020	73	1,592,415	0.3%	Gasoline RBOB Futures Mar 2020	(0) *	(10,654)	0.0%
Corn Futures Jul 2020	74	1,435,786	0.3%	LME Zinc Futures Mar 2020	(0) *	(10,057)	0.0%
Soybean Futures Jul 2020	30	1,399,300	0.3%	Low Sulphur Gasoil Futures Mar 2020	0 *	8,305	0.0%
LME Pri Alum Futures Apr 2020	22	996,855	0.2%	LME Nickel Futures Mar 2020	(0) *	(6,288)	0.0%
Soybean Oil Futures Jul 2020	43	811,460	0.1%	Soybean Futures Mar 2020	0 *	6,071	0.0%
LME Nickel Futures Apr 2020	10	802,626	0.1%	Soybean Oil Futures Mar 2020	0 *	3,005	0.0%
Sugar #11 (World) Jul 2020	53	776,381	0.1%	Soybean Meal Futures Mar 2020	0 *	1,869	0.0%
Soybean Meal Futures Jul 2020	25	766,937	0.1%	LME Pri Alum Futures Mar 2020	(0) *	(1,319)	0.0%
Gasoline RBOB Futures Apr 2020	10	717,826	0.1%	NY Harbor ULSD Futures Mar 2020	(0) *	(341)	0.0%
Coffee 'C' Futures Jul 2020	15	704,249	0.1%
LME Zinc Futures Apr 2020	12	704,133	0.1%			$1,535,814	100.0%
Low Sulphur Gasoil Futures Apr 2020	12	663,020	0.1%
Lean Hogs Futures Jun 2020	17	569,513	0.1%
NY Harbor ULSD Futures Apr 2020	7	548,377	0.1%

		$42,074	100.0%

^ Presented as percentage of absolute value.

* Amount held in basket is less than one contract.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

Swap Reference Entity:	IND1LX5X

IND1LX5X Index tracks the performance of a dynamic basket of commodity futures.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Copper Futures Jul 2020	693	$ 46,433,995	19.3%
Copper Futures Mar 2020	(691)	(45,998,022)	19.1%
Coffee 'C' Futures Jul 2020	(400)	(18,495,261)	7.7%
Coffee 'C' Futures Mar 2020	402	17,927,719	7.4%
Lean Hogs Futures Jul 2020	(465)	(16,026,301)	6.7%
Lean Hogs Futures Aug 2020	466	15,985,582	6.6%
NY Harbor ULSD Futures Mar 2020	(181)	(14,166,262)	5.9%
NY Harbor ULSD Futures May 2020	181	13,988,265	5.8%
Wheat Futures (CBT) Jul 2020	455	12,357,241	5.1%
Wheat Futures (CBT) Mar 2020	(453)	(12,279,184)	5.1%
Cotton No.2 Futures Jul 2020	(146)	(4,876,953)	2.0%
Cotton No.2 Futures Mar 2020	146	4,777,572	2.0%
Soybean Oil Futures Jul 2020	227	4,278,460	1.8%
Soybean Oil Futures Mar 2020	(224)	(4,137,768)	1.7%
KC HRW Wheat Futures Jul 2020	128	2,963,172	1.2%
KC HRW Wheat Futures Mar 2020	(128)	(2,852,319)	1.2%
WTI Crude Futures May 2020	(10)	(531,868)	0.2%
WTI Crude Futures Jul 2020	6	315,751	0.1%
LME Pri Alum Futures Jan 2020	(6)	(256,903)	0.1%
LME Pri Alum Futures May 2020	5	208,414	0.1%
WTI Crude Futures Sep 2020	4	207,836	0.1%
LME Nickel Futures Mar 2020	(3)	(207,252)	0.1%
LME Zinc Futures Jan 2020	(3)	(182,089)	0.1%
LME Zinc Futures Mar 2020	3	181,182	0.1%
Low Sulphur Gasoil Futures Mar 2020	(3)	(171,120)	0.1%
Low Sulphur Gasoil Futures May 2020	3	169,697	0.1%
LME Nickel Futures May 2020	2	124,951	0.1%
Soybean Meal Futures May 2020	4	120,583	0.1%
Soybean Meal Futures Mar 2020	(4)	(118,409)	0.1%
Corn Futures Jul 2020	5	101,020	0.0%
Soybean Futures Jul 2020	2	100,523	0.0%
LME Nickel Futures Jul 2020	1	83,440	0.0%
Live Cattle Futures Jun 2020	1	65,647	0.0%
Sugar #11 (World) Jul 2020	4	54,454	0.0%
LME Pri Alum Futures Jul 2020	1	52,483	0.0%
Gasoline RBOB Futures Jul 2020	1	49,274	0.0%
Brent Crude Futures Mar 2020	0 *	1,287	0.0%

		$248,837	100.0%

Swap Reference Entity:	SGI W US Gravity Index

SGI W US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

				% of Total
Underlying Instrument		Quantity	Value	Basket Value ^
S&P 500 Futures Dec 2019		(0) *	$(173,842)	100.0%

^ Presented as percentage of absolute value.

* Amount held in basket is less than one contract.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-30.00%	1/8/2019	12/17/2021	25,000 EUR	$433,530
CITI	SX5E & EUR/KRW FX	-48.00%	1/2/2019	12/18/2020	50,000 EUR	1,552,968
CITI	SX5E & EUR/KRW FX	-55.00%	4/26/2018	12/24/2019	33,000 EUR	1,431,655
CITI	SX5E & EUR/USD FX	-22.00%	2/28/2019	12/16/2022	50,000 EUR	1,099,449
CITI	SX5E & EUR/USD FX	-24.50%	2/16/2018	12/20/2019	50,000 EUR	1,463,125
CITI	SX5E & EUR/USD FX	-27.00%	3/23/2018	12/20/2019	40,000 EUR	1,498,710
CITI	SPX & USSW10 FX	32.00%	11/15/2019	12/18/2020	75,000 USD	50,543
CS	SX5E & EUR/USD FX	-20.00%	1/22/2019	12/18/2020	25,000 USD	512,067
CS	SX5E & EUR/USD FX	-17.00%	6/5/2019	12/16/2022	25,000 USD	499,273
DB	EUR/CNH FX & USD/CNH FX	35.00%	2/1/2019	2/3/2020	(37,500) USD	(734,655)
DB	EUR/GBP FX & USD/GBP FX	73.00%	12/5/2018	12/5/2019	(60,000) USD	123,235
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 EUR	291,132
DB	SX5E & EUR/USD FX	-21.00%	2/28/2019	12/17/2021	25,000 USD	497,552
DB	SX5E & EUR/USD FX	-21.00%	3/1/2019	12/17/2021	25,000 USD	472,858
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	496,101
DB	USD/KRW FX & EUR/KRW FX	61.00%	1/8/2019	7/7/2020	(30,000) USD	106,264
MS	EUR/KRW FX & USD/KRW FX	59.50%	5/9/2019	5/11/2020	(100,000) USD	(242,675)
MS	SX5E & SPX	76.50%	1/18/2019	12/17/2021	(50,000) USD	237,203
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	430,353
MS	SX5E & EUR/GBP FX	-30.50%	4/30/2018	12/20/2019	33,000 EUR	915,739
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	809,645
MS	SX5E & EUR/USD FX	-21.50%	3/4/2019	12/16/2022	44,500 EUR	1,103,350
MS	SX5E & EUR/USD FX	-29.00%	10/6/2017	12/20/2019	30,000 EUR	960,238
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	211,042
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	832,456
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	1,847,169

TOTAL OF CORRELATION SWAP CONTRACTS						$16,898,327

DISPERSION SWAP CONTRACTS ^
			Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)		Date	Date	Notional	Gain / (Loss)
BAML	NDX Custom Basket		3/4/2019	1/17/2020	494,000 USD	$1,685,824
BAML	SX7E Custom Basket		9/18/2019	12/18/2020	300,000 EUR	1,767,798
CITI	SX5E Custom Basket		6/14/2018	12/20/2019	500,000 EUR	3,791,851
CS	SX7E Custom Basket		2/28/2019	12/20/2019	250,000 EUR	756,948

TOTAL OF DISPERSION SWAP CONTRACTS						$8,002,421

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank,
MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: NDX - NASDAQ 100 Stock Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index,
SPX - S&P 500 Index, USSW10 - Standard Fixed-vs-floating (3M Libor) US Dollar Swaps with 10-Year Maturity

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

Bank of America Merrill Lynch NDX Custom Basket
Effective date: March 4, 2019 Termination Date: January 17, 2020

Swap has two legs. The first leg's underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

NDX Index	20.03%	$ (494,000)
Mondelez International Inc. Class A	20.67	26,000
Check Point Software Technologies Ltd.	23.31	26,000
Starbucks Corp.	23.67	26,000
Citrix Systems Inc.	25.25	26,000
Microsoft Corp.	23.97	26,000
Celgene Corp.	28.48	26,000
Booking Holdings Inc.	26.13	26,000
Vertex Pharmaceuticals Inc.	33.46	26,000
Incyte Corp.	36.44	26,000
Intel Corp.	26.43	26,000
Broadcom Inc.	31.98	26,000
Amazon.Com Inc.	29.31	26,000
Netflix Inc.	40.03	26,000
Alphabet Inc. - Class A	23.47	26,000
Facebook Inc. - Class A	29.32	26,000
Advanced Micro Devices, Inc.	51.41	26,000
QUALCOMM Inc.	29.45	26,000
NXP Semiconductors NV	35.74	26,000
Skyworks Solutions Inc.	34.01	26,000

Bank of America Merrill Lynch SX7E Custom Basket
Effective date: September 18, 2019 Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

Euro Stoxx Banks Index	27.70%	(300,000)	EUR
STOXX 600 Automobiles & Parts (Price) Index	24.50	30,000	EUR
Banco Bilbao Vizcaya Argenta	28.10	30,000	EUR
Banco Santander SA	29.27	30,000	EUR
BNP Paribas SA	26.61	30,000	EUR
UniCredit SpA	35.23	30,000	EUR
ING Groep NV	28.60	30,000	EUR
ABN AMRO Bank NV - CVA	26.89	30,000	EUR
Societe Generale SA	30.96	30,000	EUR
Deutsche Bank AG - Registered	38.65	30,000	EUR
Credit Agricole SA	28.17	30,000	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

Citgroup SX5E Custom Basket
Effective date: June 14, 2018 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX5E Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SX5E Index	18.31%	(500,000)	EUR
Crédit Agricole SA	23.26	25,000	EUR
Allianz SE-Reg	20.12	25,000	EUR
Bank of America Corp.	24.80	28,571	USD
Julius Baer Group Ltd.	24.12	28,918	CHF
Banco Bilbao Vizcaya Argentaria SA	26.37	25,000	EUR
BNP Paribas SA	23.00	25,000	EUR
Muenchener Rueckver AG-Reg	19.88	25,000	EUR
Continental AG	23.92	25,000	EUR
AXA SA	21.73	25,000	EUR
Credit Suisse Group AG	25.30	28,918	CHF
Societe Generale SA	24.55	25,000	EUR
The Goldman Sachs Group Inc.	24.40	28,571	USD
ING Groep NV	23.53	25,000	EUR
Morgan Stanley	25.90	28,571	USD
Novartis AG-Reg	17.73	28,918	CHF
Renault SA	24.14	25,000	EUR
Roche Holding AG	16.55	28,918	CHF
Banco Santander SA	26.27	25,000	EUR
UBS Group AG	21.81	28,918	CHF
Peugeot SA	28.19	25,000	EUR

Credit Suisse SX7E Custom Basket
Effective date: February 28, 2019 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Credit Suisse is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SX7E Index	27.15%	(250,000)	EUR
Iberdrola SA	28.73	31,250	EUR
BNP Paribas SA	27.45	31,250	EUR
ING Groep N.V.	25.82	31,250	EUR
Banco Bilbao Vizcay Argentaria, S.A.	27.11	31,250	EUR
Intesa Sanpaolo S.p.A.	28.50	31,250	EUR
UniCredit S.p.A.	35.96	31,250	EUR
Societe Generale SA	31.34	31,250	EUR
Credit Agricole SA	28.06	31,250	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Variance Swap (9,615) (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	$(1,467,251)
BAML	RTY Volatility Swap	19.00%	6/6/2019	12/18/2020	200,000 USD	225,542
BAML	RTY Volatility Swap	20.00%	9/10/2019	6/19/2020	350,000 USD	(766,465)
BAML	RTY Variance Swap	21.70%	10/16/2018	12/20/2019	(300,000) USD	837,368
BAML	RTY Variance Swap	22.40%	12/18/2020	12/17/2021	250,000 USD	95,666
BAML	RTY Variance Swap	22.75%	12/18/2020	12/17/2021	150,000 USD	343,461
BAML	SPX / SPX Knock-Out Variance Spread (b) ^	18.20% and 20.70%	2/28/2019	12/20/2019	250,000 USD	1,676,334
BAML	SPX Variance Swap	15.05%	11/14/2019	1/17/2020	400,000 USD	895,628
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	2,533,569
BAML	SPX / SPX Up Variance Spread (c) ^	21.00% and 18.05%	1/15/2019	12/18/2020	500,000 USD	(1,132,774)
BAML	SX5E Up / SX5E Variance Spread (d) ^	17.25% and 21.75%	1/15/2019	12/18/2020	262,000 EUR	1,459,619
BAML	SX5E Variance Swap	19.95%	6/19/2020	6/18/2021	200,000 EUR	721,551
BAML	SX5E Variance Swap	20.63%	3/15/2019	12/17/2021	350,000 EUR	332,256
CITI	EUR / USD Volatility Swap	5.04%	10/29/2019	12/20/2019	400,000 USD	(291,239)
CITI	GBP / USD Concave Volatility Swap	8.95%	10/4/2019	10/6/2020	350,000 USD	65,396
CITI	HSCEI / SPX Variance Spread (e) ^	22.50% and 19.50%	5/30/2019	6/29/2020	400,000 USD	824,315
CITI	KOSPI Knock-Out Variance Swap (310.4090 / 324.5185) (f) (h) ^	17.85%	11/25/2019	6/10/2021	250,000 USD	(213,721)
CITI	KOSPI / SPX Variance Spread (f) ^	18.00% and 21.25%	5/22/2019	6/10/2021	250,000 USD	687,244
CITI	SPLV10UT Variance Swap	10.90%	11/22/2019	5/22/2020	(300,000) USD	256,208
CITI	SPX Knock-Out Variance Swap (KOSPI 310.4090 / 324.5185) (f) (h) ^	20.20%	11/25/2019	6/10/2021	(250,000) USD	545,131
CITI	SX5E Up Variance Swap (1,948.11) (a) ^	16.65%	5/29/2019	12/17/2021	350,000 EUR	1,038,484
CITI	SX5E Up Variance Swap (1,575.38) (a) ^	17.40%	2/7/2019	12/17/2021	400,000 EUR	378,200
CITI	SX5E Variance Swap	17.50%	2/7/2019	12/17/2021	(400,000) EUR	616,220
CS	NDX Variance Swap (5,862.69 / 8,051.43) (h) ^	21.15%	4/25/2019	12/20/2019	(400,000) USD	1,750,342
CS	RTY Up Variance Swap (797.559) (a) ^	20.50%	12/17/2021	12/15/2023	250,000 USD	340,780
CS	RTY UP Vairance Swap (812.55) (a) ^	20.35%	12/17/2021	12/15/2023	200,000 USD	302,893
CS	RTY Volatility Swap	17.80%	5/22/2019	12/20/2019	400,000 USD	(231,348)
CS	SPX Down Variance Swap (2,940.53) (i) ^	19.75%	3/21/2019	12/20/2019	(250,000) USD	(1,213,276)
CS	SPX Variance Swap (2,324.46 / 2,992.75) (h) ^	17.00%	4/15/2019	12/20/2019	(425,000) USD	1,712,685
CS	SPX Variance Swap (2,288.80 / 2,946.83) (h) ^	18.75%	5/22/2019	12/20/2019	(400,000) USD	1,206,556
CS	SPX Variance Swap (2,203.57 / 3,084.99) (h) ^	19.20%	8/8/2019	12/20/2019	(330,000) USD	1,916,643
CS	SPX Variance Swap (2,080.93 / 3,121.39) (h) ^	20.60%	9/10/2019	6/19/2020	(350,000) USD	672,981
CS	SPX Variance Swap	21.25%	12/17/2021	12/15/2023	(200,000) USD	(19,670)
CS	SPX Variance Swap	21.55%	12/17/2021	12/15/2023	(250,000) USD	45,654
CS	SX5E Variance Swap	15.10%	10/31/2019	1/17/2020	(350,000) EUR	1,339,990
CS	USD / CHF Volatility Swap	6.15%	7/9/2019	7/9/2020	125,000 USD	(94,296)
CS	UKX Up Variance Swap (7,536.50) (a) ^	9.40%	7/9/2019	12/20/2019	400,000 GBP	2,854,133
DB	EFA Variance Swap	18.40%	3/15/2019	12/17/2021	600,000 USD	2,951,930
DB	EFA Variance Swap	18.40%	3/18/2019	12/17/2021	300,000 USD	1,475,965
DB	EUR / USD Volatility Swap	5.85%	5/31/2019	12/2/2019	600,000 USD	(737,852)
DB	GBP / USD Concave Volatility Swap	7.25%	10/9/2019	10/9/2020	325,000 USD	116,317
DB	GBP / USD Volatility Swap	10.85%	2/14/2019	2/17/2021	(250,000) USD	758,374
DB	HSCEI / SPX Variance Spread (j) ^	20.00% and 22.90%	6/28/2018	12/30/2020	150,000 USD	285,737
DB	HSCEI Up Variance Swap (7,846.23) (a) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	(509,324)
DB	KOSPI Variance Swap	18.60%	12/12/2019	12/10/2020	500,000 USD	1,056,358
DB	KOSPI / SPX Variance Spread (k) ^	17.75% and 21.95%	12/18/2018	12/10/2020	250,000 USD	1,160,324
DB	KOSPI / SPX Variance Spread (l) ^	16.90% and 19.70%	10/19/2018	12/10/2020	250,000 USD	787,426
DB	MXWO Variance Swap	17.30%	3/15/2019	12/17/2021	(600,000) USD	5,832,440
DB	MXWO Variance Swap	17.30%	3/18/2019	12/17/2021	(300,000) USD	2,995,291
DB	NOK / SEK Volatility Swap	6.75%	2/14/2019	2/17/2021	2,126,500 NOK	(145,826)
DB	NKY Up Variance Swap (14,760.61) (a) ^	18.35%	6/26/2019	12/11/2020	53,750,000 JPY	727,847
DB	NKY Variance Swap (14,903.17 / 23,419.26) (h) ^	19.80%	3/13/2019	12/11/2020	33,600,000 JPY	(251,888)
DB	SPX Variance Swap (2,039.65 / 3,059.47 ) (h) ^	19.50%	6/26/2019	12/18/2020	(500,000) USD	2,323,995
DB	USD / JPY Volatility Swap (m)	7.05%	8/13/2019	8/14/2023	250,000 USD	117,933
DB	USD / JPY Volatility Swap (n)	7.30%	7/24/2019	1/25/2022	500,000 USD	(621)
MS	DAX Variance Swap (9,247.70 / 14,532.10) (h) ^	18.30%	11/14/2019	12/18/2020	250,000 USD	(20,234)
MS	GBP / JPY vs. GBP / USD Volatility Spread (o)	10.25% and 8.85%	5/21/2019	5/21/2020	500,000 GBP	307,811
MS	GBP / USD Volatility Swap (p)	9.10%	7/23/2019	7/23/2020	(450,000) GBP	(23,205)
MS	NDX Up Variance Swap (6,000) (a) ^	19.10%	7/11/2019	6/19/2020	550,000 USD	3,421,220
MS	RTY Volatility Swap	18.83%	6/6/2019	12/18/2020	(400,000) USD	477,370
MS	SPX Variance Swap (DAX 9,247.70 / 14,532.10) (h) ^	19.00%	11/14/2019	12/18/2020	(250,000) USD	452,861
MS	SX5E / SPX Variance Swap (q) ^	18.21%	2/14/2019	12/18/2020	400,000 USD	486,629
MS	SX5E Up Variance Swap (1,567.45) (a) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	647,306
MS	SX5E Up Variance Swap (1,667.50) (a) ^	18.00%	3/27/2019	12/16/2022	250,000 EUR	657,398
MS	SX5E Up Variance Swap (2,077.908) (a) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	(1,050,513)
MS	SX5E Variance Swap (2,333.80 / 3,667.40) (h) ^	17.00%	5/14/2019	12/16/2022	400,000 USD	2,882,398
MS	SX5E Variance Swap	18.15%	2/27/2018	12/20/2019	(300,000) EUR	1,648,661
MS	SX5E Up Variance Swap (2,016.90) (a) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	(298,410)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
MS	SX5E Volatility Swap	17.75%	10/26/2018	12/17/2021	(300,000) EUR	$528,520
MS	SX5E Volatility Swap	18.55%	3/27/2019	12/16/2022	(250,000) EUR	405,598
MS	SX5E / SPX Variance Spread (r) ^	20.55% and 22.20%	6/1/2018	12/18/2020	450,000 USD	2,020,370
MS	SPX Variance Spread (2,514.04) (i) ^	0.00%	3/13/2018	12/20/2019	600,000 USD	3,948,595
MS	UKX Volatility Swap	11.75%	11/13/2019	12/20/2019	200,000 GBP	149,249
MS	USD / CAD Volatility Swap	4.675%	11/21/2019	2/21/2020	1,000,000 USD	(307,767)
MS	USD / CAD Volatility Swap	4.975%	11/19/2019	5/19/2020	1,000,000 USD	(449,565)
MS	USD / JPY Volatility Swap (s)	6.50%	9/19/2019	9/21/2021	500,000 USD	314,469
MS	USD / JPY Volatility Swap (t)	6.55%	4/5/2019	4/7/2020	550,000 USD	(326,976)
SG	HSCEI Variance Swap	22.80%	9/11/2019	12/30/2020	(2,352,000) HKD	1,080,014
SG	HSCEI Volatility Swap	17.85%	9/11/2019	12/30/2019	1,568,000 HKD	1,147,339
SG	HSI Up Variance Swap (18,694.263) (a) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	(446,552)
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	2,787,097
SG	KOSPI / SPX Corridor Variance Spread (u) ^	15.90% and 18.05%	10/10/2018	12/18/2020	250,000 USD	785,186
SG	KOSPI Volatility Swap	19.35%	10/31/2018	12/10/2020	456,000,000 KRW	578,292
SG	NKY Up Variance Swap (14,776) (a) ^	18.30%	6/26/2019	12/11/2020	53,750,000 JPY	736,180
SG	NKY Variance Swap (14,965 / 23,516) (h) ^	17.55%	7/19/2019	12/11/2020	250,000 USD	670,872
SG	NKY / SPX Corridor Variance Spread (v) ^	17.70%	8/1/2019	12/11/2020	350,000 USD	1,400,696
SG	RTY Volatility Swap	19.80%	9/10/2019	6/19/2020	300,000 USD	(639,975)
SG	SPX Variance Swap	17.00%	11/8/2019	3/20/2020	(450,000) USD	927,869
SG	SX5E Up Variance Swap (1,620.625) (a) ^	18.50%	2/15/2019	12/17/2021	250,000 EUR	186,213
SG	SX5E Volatility Swap	18.60%	2/15/2019	12/17/2021	(250,000) EUR	681,324
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	2,794,225
SG	UKX Volatility Swap	11.69%	11/13/2019	12/20/2019	100,000 GBP	82,783
UBS	RTY Up Variance Swap (1,051.03) (a) ^	21.20%	10/7/2019	12/18/2020	300,000 USD	(614,808)
UBS	RTY Volatility Swap	20.10%	11/1/2019	12/18/2020	400,000 USD	15,880
UBS	SPX Variance Swap (RTY 1,051.03 / 1,606.57) (h) ^	21.60%	10/7/2019	12/18/2020	(300,000) USD	452,287
UBS	SPX Variance Swap	19.20%	11/1/2019	12/18/2020	(400,000) USD	430,262
UBS	SPX Variance Swap (2,052.40 / 3,078.60) (h) ^	19.75%	6/26/2019	12/18/2020	(550,000) USD	2,658,184
UBS	SPX Variance Swap (1,979.18 / 2,968.77) (h) ^	20.00%	5/28/2019	12/18/2020	(150,000) USD	254,302
UBS	SPX Variance Swap (2,061.22 / 3,091.83) (h) ^	22.80%	107/2019	12/18/2020	350,000 USD	1,519,430
UBS	UKX Up Variance Swap (7,531.72) (a) ^	9.40%	7/15/2019	12/20/2019	100,000 GBP	751,861

TOTAL OF VARIANCE SWAP CONTRACTS						$73,299,981

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: DAX - German Stock Index, EFA - iShares MSCI EAFE ETF, HSI - Hang Seng Index, HSCEI - Hang Seng China Enterprises Index,
KOSPI - KOSPI 200 Index, MXWO - Invesco MSCI World UCITS ETF, NDX - NASDAQ 100 Stock Index, NKY - Nikkei 225 Index,
RTY - Russell 2000 Index, SPLV10UT - S&P 500 Low Volatility Daily Risk Control 10% Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index,
SX7E - Euro Stoxx Banks Index, UKX - Financial Times Stock Exchange 100 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

(a) Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.

(b) Spread trade consists of a long variance leg and a short variance leg. The short leg includes a knock out level at 2,840.18. If the closing level of the SPX Index is above the knock out level, the swap automatically terminates.

(c) Spread trade consists of a long variance leg and a short variance leg. The short leg is a variance swap with daily change in the SPX Index only included if the daily closing value is higher  than 1,818.

(d) Spread trade consists of a long variance leg and a short variance leg. The long leg is a variance swap with daily change in the SX5E Index only included if the daily closing value is higher than 2,143.

(e) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,315.063 and 11,495.099. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the HSCEI Index is between 7,315.063 and 11,495.099.

(f) Position includes a knock out level at 324.5185. If the closing level of the underlying Index is above the knock out level, the swap automatically terminates.

(g) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 159.99 and 266.65. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 159.99 and 266.65.

(h) Corridor swaps. Change in underlying referenced security only included when values between referenced values.

(i) Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

(j) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,607.91 and 11,955.29.  The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the HSCEI Index is between 7,607.91 and 11,955.29.

(k) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 185.85 and 292.05.

(l) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 195.041 and 306.493. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 195.041 and 306.493.

(m) Position includes leverage and volatility cap. If final realized volatility is less than 7.05%, notional doubles to $500,000 and realized volatility is capped at 11.5%.

(n) Position includes leverage and knock out terms. If final realized volatility is less than 7.3%, notional doubles to $1,000,000. If final realized volatility is greater than 7.3 but less than 12.3, notional is $1,500,000. If final realized volatility is greater than 12.3, contract becomes worthless.

(o) Spread trade - Long GBP / JPY volatility leg and short GBP / USD volatility leg.

(p) Volatility capped at 14%.

(q) The Geometric Variance Swap is long variance on the SPX Index and SX5E Index and short variance on a geometric basket of these two indices.

(r) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the SX5E Index only included if current and prior close is between 2,072.12 and 3,453.54. The short leg is corridor variance swap with changes in the SPX Index only included if current and prior close of the SX5E Index is between 2,072.12 and 3,453.54.

(s) Position includes leverage and volatility cap. If final realized volatility is less than 6.50%, notional doubles to $1,000,000 and realized volatility is capped at 12.50%.

(t) Trade includes leverage. If final realized volatility is less than 8.55%, notional doubles to $1,100,000.

(u) Spread trade consists of a long variance and a short variance leg. The long leg is a  corridor variance swap with changes in the KOSPI Index only included if closing level is between 201 and 316. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 201 and 316.

(v) Spread trade consists of a long variance and a short variance leg. The long leg is a corrdior variance swap with changes in the NKY Index only included if closing level is between 15,040 and 23,634. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the NKY Index is between 15,040 and 23,634.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2019 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at November 30, 2019, were $29,473,751, which represented 3.90% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions, and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of November 30, 2019:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$41,123,121	$-	$-	$41,123,121
Exchange Traded Funds	27,227,877	-	-	27,227,877
Preferred Stocks	240,306	-	-	240,306
Options Purchased	-	38,241,504	781,300	39,022,804
Short-Term Investments	363,820,729	-	-	363,820,729
Total Assets	432,412,033	38,241,504	781,300	471,434,837

Liabilities
Securities Sold Short	$(2,699,964)	$-	$-	$(2,699,964)
Total	429,712,069	38,241,504	781,300	468,734,873

Other Financial Instruments *
Written Options	$-	$(30,237,926)	$-	$(30,237,926)
Credit Default Swaps	-	(759,489)	-	(759,489)
Total Return Swap Contracts	-	153,032	-	153,032
Correlation Swap Contracts	-	-	16,898,327	16,898,327
Dispersion Swap Contracts	-	-	8,002,421	8,002,421
Variance Swap Contracts	-	33,935,075	39,364,906	73,299,981
Total	$-	$3,090,692	$64,265,654	$67,356,346

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, and other swap contracts reported at the unrealized appreciation (depreciation) on the instrument, while written options are reported at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2019	$580,775	$51,396,797
Purchased	-	-
Sale Proceeds	-	(227,042)
Realized Gain (Loss)	-	227,042
Change in unrealized Appreciation (depreciation)	200,525	12,868,857
Balance at November 30, 2019	$781,300	$64,265,654
Change in unrealized appreciation/depreciation for Level 3 instruments held at November 30, 2019	$200,525	$14,238,681

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick, President and Principal Executive Officer

Date    January 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
                     Russell B. Simon, Treasurer and Principal Financial Officer

Date  January 28, 2020